Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities held for sale
Total gains (losses) recognized by the Company upon consummation of the disposition of its net assets held for sale for the year ended December 31, 2025 were as follows:

	Year ended December 31, 2025
Disposal Group	Discontinued Operations	Held for Sale Entities
Missouri	$(2,397)	$—
Hemp-derived THC	(7,059)	—
Phytoscience Management Group, Inc.	—	247
North Shore Assets(1)	—	331
Acres Assets(2)	—	108
Illinois Assets	—	(508)
Rokshaw Limited (“Rokshaw”)’s noncannabis operation	—	1,029
Total gain (loss) on disposal of net assets held for sale	$(9,456)	$1,207

(1) On April 10, 2025, the Company completed the sale of its North Shore Assets, having received all required regulatory approvals.
(2) Refer to Note 9 — Notes receivable for further discussion.
Total gains (losses) recognized by the Company upon consummation of the disposition of its net assets held for sale for the year ended December 31, 2024 were as follows:

	Year ended December 31, 2024
Disposal Group	Discontinued Operations	Held for Sale Entities
Adult-use Maine	$71	$—
California	568	—
Colorado	1,687	—
Oregon	384	—
Michigan	2,087	—
Kentucky - CBD	212	—
North Shore Assets	—	(899)
Acres Assets(1)	—	(1,180)
Rokshaw Limited’s noncannabis operation	—	2,362
Total gain on disposal of net assets held for sale	$5,009	$283

(1) Refer to Note 9 — Notes receivable for further discussion.
The changes in assets and liabilities held for sale as of December 31, 2025 and 2024 were as follows:

Assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2023	$16,908	$4,579	$21,487
Transferred out, net	(1,255)	(4,579)	(5,834)
Balance at December 31, 2024	15,653	—	15,653
Transferred (out) in, net	(12,355)	383	(11,972)
Balance at December 31, 2025	$3,298	$383	$3,681

Liabilities associated with assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2023	$8,287	$886	$9,173
Transferred in (out), net	184	(452)	(268)
Balance at December 31, 2024	8,471	434	8,905
Transferred out, net	(1,398)	(434)	(1,832)
Balance at December 31, 2025	$7,073	$—	$7,073

The following table summarizes the major classes of assets and liabilities of the Company’s discontinued operations as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Assets
Inventories, net	$—	$3,717
Prepaid expenses and other current assets	278	62
Total current assets	278	3,779
Deferred tax asset(1)	3,020	7,363
Property, plant and equipment, net	—	3,822
Right-of-use assets, operating lease, net	—	689
Total non-current assets	3,020	11,874
Total assets	$3,298	$15,653

Liabilities
Accrued expenses(2)	$7,060	$8,318
Lease liabilities, operating - current	13	140
Total current liabilities	7,073	8,458
Lease liabilities, operating - net of current	—	13
Total non-current liabilities	—	13
Total liabilities	$7,073	$8,471

(1) Deferred tax asset for the years ended December 31, 2025 and 2024 is primarily a result of the formal dissolution of certain legal entities that were associated with the Company’s discontinued operations.

(2) Consists primarily of accrued litigation contingencies. See Note 26 — Commitments and contingencies for further details.
The following table presents the Company’s condensed consolidated statements of operations for its discontinued operations for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31, 2025	December 31, 2024
Total revenues, net	$11,592	$9,208
Cost of goods sold	14,046	10,478
Gross profit	(2,454)	(1,270)
Total operating expenses	10,000	5,174
Loss from operations	(12,454)	(6,444)
Total other expense, net	(8,128)	(3,271)
Loss before provision for income taxes	(20,582)	(9,715)
Provision for income taxes	(5,668)	(683)
Net loss from discontinued operations	$(26,250)	$(10,398)

(1) The provision for income taxes for the years ended December 31, 2025 and 2024 is primarily a result of the formal dissolution of certain legal entities that were associated with the Company’s discontinued operations.